Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
INVENTORY	3. INVENTORY Inventory consists of the following major classes:
	December 31, 2024	December 31, 2023
Work in Process	$284,883	$278,987
Finished Goods	157,881	187,182
Inventory	$442,764	$466,169